Basic and Diluted Net Loss Per Share - Schedule of Diluted Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Diluted Earnings Per Share [Line Items]
Antidilutive	5,506,240	397,244	2,691,509	392,292
ISOs [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Antidilutive	6,011	6,187	6,178	8,137
Equity-classified Warrants [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Antidilutive	337,495	70,308	116,928	81,208
Liability-classified Warrants 2022 Notes [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Antidilutive	908,334	59,221	2,020,139
Convertible Notes [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Antidilutive	2,946,015	144,524	431,276	183,939
RSUs [Member]
Schedule of Diluted Earnings Per Share [Line Items]
Antidilutive	243,089	117,004	116,988	119,008